Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Abstract]
Schedule of Change in Contract with Customer Contract Liability
The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue:

	June 30, 2022	December 31, 2021
Deferred revenue, beginning of period	$2,864	$1,661
Unconditional rights to invoice but not yet recognized	671	1,770
Revenue recognized from prior period deferred	(1,425)	(567)

Deferred revenue, end of period	$2,110	$2,864

The following table reflects the changes in the Company’s contract liabilities, which is classified as deferred revenue, as of December 31:

	2021	2020
Deferred revenue, beginning of period	$1,661	$1,591
Unconditional rights to invoice but not yet	1,770	1,076
Revenue recognized from prior period deferred	(567)	(1,006)

Deferred revenue, end of period	$2,864	$1,661